Net Working Capital and Capital Structure (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Working Capital and Capital Structure Abstract [Abstract]
Working capital, negative position	R$ (9,704,733)	R$ (10,184,169)	R$ (5,863,917)
Increase (decrease) in working capital	479,436	(4,320,252)
Negative equity position	(21,327,848)	(19,007,500)	R$ (18,333,003)	R$ (14,148,750)
Increase (decrease) in equity	(2,320,348)	R$ (674,497)
Increase decrease in position of equity	R$ 2,380,456